UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22037

Stone Harbor Investment Funds

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of principal executive offices) (Zip code)

Adam J. Shapiro, Esq.

c/o Stone Harbor Investment Partners LP

31 West 52nd Street, 16th Floor

New York, NY 10019

(Name and address of agent for service)

With copies To:

John M. Loder, Esq.

Ropes & Gray LLP

One International Place

Boston, MA 02110-2624

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: May 31

Date of reporting period: June 1, 2010 – August 31, 2010

Item 1. Schedule of Investments.

_____________________________ Statement of Investments
August 31, 2010 (Unaudited)	Emerging Markets Debt Fund

Interest Rate/Maturity Date	Currency	Principal Amount *	Market Value (Expressed in U.S. $)

SOVEREIGN DEBT OBLIGATIONS - 73.01%
Argentina - 3.35%
Republic of Argentina
7.000%, 10/03/2015		$4,537,790	$3,815,526
8.750%, 06/02/2017		305,589	277,016
0.000%, 03/31/2023(1)(2)		184,000	105,800
6.000%, 03/31/2023(1)(2)		480,000	276,000
7.820%, 12/31/2033	EUR	736,972	628,066
7.820%, 12/31/2033	EUR	1,032,340	879,787
5.820%, 12/31/2033(3)	ARS	1,123,532	315,676
8.280%, 12/31/2033		2,659,761	2,008,120
2.840%, 12/15/2035(3)	EUR	1,725,775	194,095
0.000%, 12/15/2035(3)		3,614,152	361,415
3.169%, 12/15/2035(3)		5,152,000	498,866

			9,360,367

Brazil - 7.97%
Nota Do Tesouro Nacional
10.000%, 01/01/2021	BRL	15,110,000	8,015,168
Republic of Brazil
6.000%, 01/17/2017		2,237,000	2,583,735
5.875%, 01/15/2019		822,000	951,465
4.875%, 01/22/2021		2,505,000	2,692,875
8.875%, 04/15/2024		150,000	215,100
8.750%, 02/04/2025		763,000	1,097,766
10.125%, 05/15/2027		32,000	50,960
12.250%, 03/06/2030		20,000	37,650
8.250%, 01/20/2034		130,000	186,615
7.125%, 01/20/2037	BRL	753,000	977,959
11.000%, 08/17/2040		3,990,000	5,472,284

			22,281,577

Colombia - 6.09%
Bogota Distrio Capital
9.750%, 07/26/2028(4)	COP	4,556,000,000	3,312,597
Republic of Colombia
7.375%, 03/18/2019		1,760,000	2,193,400
11.750%, 02/25/2020		1,000,000	1,560,000
9.850%, 06/28/2027	COP	3,777,000,000	2,877,569
7.375%, 09/18/2037		4,783,000	6,205,943
6.125%, 01/18/2041		790,000	883,615

			17,033,124

Croatia - 0.80%
Croatian Government
6.750%, 11/05/2019(4)		240,000	264,900
6.625%, 07/14/2020(5)		1,773,000	1,965,319

			2,230,219

El Salvador - 1.58%
Republic of El Salvador
7.375%, 12/01/2019(5)		$220,000	$245,300
8.250%, 04/10/2032(4)		1,000,000	1,145,000
7.650%, 06/15/2035(4)		2,775,000	3,031,688

			4,421,988

Indonesia - 3.90%
Republic of Indonesia
11.625%, 03/04/2019(4)		675,000	1,033,594
11.625%, 03/04/2019(5)		2,070,000	3,169,688
7.750%, 01/17/2038(4)		4,937,000	6,717,281

			10,920,563

Iraq - 3.15%
Republic of Iraq
5.800%, 01/15/2028(4)		10,200,000	8,810,250

Malaysia - 1.81%
Malaysian Government
3.741%, 02/27/2015	MYR	6,595,000	2,128,877
3.835%, 08/12/2015	MYR	8,990,000	2,924,905

			5,053,782

Mexico - 6.87%
Mexican Bonos
8.000%, 12/17/2015	MXN	29,780,000	2,519,769
8.000%, 06/11/2020	MXN	28,950,000	2,520,607
7.500%, 06/03/2027	MXN	10,000,000	822,687
United Mexican States
5.950%, 03/19/2019		1,332,000	1,537,461
8.125%, 12/30/2019		935,000	1,234,200
5.125%, 01/15/2020		588,000	640,626
8.000%, 09/24/2022		472,000	644,280
8.300%, 08/15/2031		1,518,000	2,191,613
7.500%, 04/08/2033		1,081,000	1,451,243
6.750%, 09/27/2034		1,445,000	1,807,334
6.050%, 01/11/2040		3,366,000	3,845,654

			19,215,474

Pakistan - 0.37%
Islamic Republic of Pakistan
7.125%, 03/31/2016(4)		1,110,000	1,026,750

Panama - 3.53%
Republic of Panama
7.250%, 03/15/2015		805,000	952,516
5.200%, 01/30/2020		2,905,000	3,210,025
9.375%, 01/16/2023(2)		25,000	35,000
7.125%, 01/29/2026		600,000	747,000
8.875%, 09/30/2027		440,000	633,600
9.375%, 04/01/2029		2,846,000	4,283,230

			9,861,371

Peru - 2.68%
Republic of Peru
7.125%, 03/30/2019		605,000	751,713
7.350%, 07/21/2025		2,695,000	3,476,549
8.750%, 11/21/2033		1,844,000	2,747,560
6.550%, 03/14/2037		437,000	523,308

			$7,499,130

Philippines - 5.89%
Republic of Philippines
8.000%, 01/15/2016		$120,000	150,600
7.500%, 09/25/2024		2,620,000	3,432,200
10.625%, 03/16/2025		70,000	112,700
9.500%, 02/02/2030		3,633,000	5,603,902
7.750%, 01/14/2031		3,215,000	4,308,100
6.375%, 01/15/2032		520,000	609,076
6.375%, 10/23/2034		1,933,000	2,264,123

			16,480,701

Poland - 2.59%
Republic of Poland
6.375%, 07/15/2019		6,141,000	7,234,098

Qatar - 1.32%
State of Qatar
5.250%, 01/20/2020(4)		500,000	550,625
5.250%, 01/20/2020(5)		2,845,000	3,133,056

			3,683,681

Russia - 7.09%
Russian Federation
3.625%, 04/29/2015(5)		500,000	498,750
5.000%, 04/29/2020(5)		800,000	822,000
7.500%, 03/31/2030(4)		15,568,708	18,497,572

			19,818,322

South Africa - 1.29%
Republic of South Africa
7.500%, 01/15/2014	ZAR	3,400,000	468,205
8.500%, 06/23/2017(2)		20,000	25,400
8.000%, 12/21/2018	ZAR	5,990,000	820,328
6.875%, 05/27/2019		855,000	1,038,825
5.875%, 05/30/2022		1,109,000	1,269,805

			3,622,563

Turkey - 2.49%
Republic of Turkey
7.500%, 11/07/2019		1,043,000	1,248,993
7.375%, 02/05/2025		2,314,000	2,750,767
6.875%, 03/17/2036		1,305,000	1,455,075
7.250%, 03/05/2038		1,285,000	1,500,238

			6,955,073

Ukraine - 3.33%
Ukraine Government
3.200%, 12/19/2010(2)	JPY	270,000,000	3,192,794
6.385%, 06/26/2012(4)		5,205,000	5,283,075
6.580%, 11/21/2016(4)		850,000	844,688

			9,320,557

Uruguay - 2.72%
Republic of Uruguay
8.000%, 11/18/2022		1,475,000	1,917,500
6.875%, 09/28/2025		1,313,650	1,609,221
7.875%, 01/15/2033(6)		1,710,800	2,245,425
7.625%, 03/21/2036		1,400,000	1,827,000

			7,599,146

Venezuela - 4.19%
Republic of Venezuela
8.500%, 10/08/2014	$3,013,000	$2,500,790
5.750%, 02/26/2016(4)	2,151,000	1,453,001
13.625%, 08/15/2018(2)(4)	1,353,000	1,217,700
7.000%, 12/01/2018(4)	120,000	75,000
7.750%, 10/13/2019(4)	4,526,000	2,930,585
9.000%, 05/07/2023(4)	4,514,300	2,900,437
8.250%, 10/13/2024(4)	505,000	308,934
7.650%, 04/21/2025	430,000	254,775
9.250%, 05/07/2028(4)	120,000	77,550

		11,718,772

TOTAL SOVEREIGN DEBT OBLIGATIONS		204,147,508

(Amortized Cost $185,644,004)

CONVERTIBLE CORPORATE BONDS - 0.71%
Indonesia - 0.40%
Enercoal Resources Pte Ltd.
9.250%, 08/05/2014	600,000	551,292
5.000%, 11/25/2016	600,000	573,648

		1,124,940

United Arab Emirates - 0.31%
Aldar Funding Ltd.
5.767%, 11/10/2011	884,000	861,900

TOTAL CONVERTIBLE CORPORATE BONDS		1,986,840

(Amortized Cost $1,966,882)

CORPORATE BONDS - 17.34%
Argentina - 0.19%
IRSA Inversiones y Representaciones SA
11.500%, 07/20/2020(2)(5)	509,000	536,995

Barbados - 0.21%
Columbus International, Inc.
11.500%, 11/20/2014(4)	545,000	598,138

Brazil - 1.55%
Banco Bradesco SA
5.900%, 01/16/2021(5)	373,000	379,528
BM&FBovespa SA
5.500%, 07/16/2020(5)	1,575,000	1,684,058
CSN Resources SA
6.500%, 07/21/2020(5)	784,000	821,240
Minerva Overseas II Ltd.
10.875%, 11/15/2019(4)	238,000	251,090
10.875%, 11/15/2019(5)	633,000	675,728
Petrobras International Finance Co.
7.875%, 03/15/2019	439,000	533,385

		4,345,029

Chile - 0.83%
Codelco, Inc.
7.500%, 01/15/2019(4)	450,000	573,813
6.150%, 10/24/2036(4)	1,455,000	1,747,471

		2,321,284

China - 0.43%
China Oriental Group Co. Ltd.
8.000%, 08/18/2015(5)	$958,000	$984,345
Evergrande Real Estate Group Ltd.
13.000%, 01/27/2015(4)	102,000	102,893
13.000%, 01/27/2015(5)	106,000	106,265

		1,193,503

Dominican Republic - 0.10%
Cap Cana SA
10.000%, 04/30/2016(2)(4)	200,000	152,000
10.000%, 04/30/2016(2)(4)	219,556	115,267

		267,267

Egypt - 0.07%
Orascom Telecom Finance SCA
7.875%, 02/08/2014(4)	218,000	207,100

India - 0.12%
Vedanta Resources PLC
9.500%, 07/18/2018(5)	305,000	321,775

Indonesia - 0.37%
Bumi Capital Pte Ltd.
12.000%, 11/10/2016(4)	95,000	99,497
Indo Integrated Energy II BV
9.750%, 11/05/2016(4)	151,000	168,365
Indosat Palapa Co. BV
7.375%, 07/29/2020(5)	241,000	260,883
PT Adaro Indonesia
7.625%, 10/22/2019(5)	471,000	504,558

		1,033,303

Jamaica - 0.11%
Digicel Group Ltd.
9.125%, 01/15/2015(5)(6)	308,000	312,620

Kazakhstan - 0.92%
KazMunaiGaz Finance Sub BV
9.125%, 07/02/2018(5)	445,000	538,450
7.000%, 05/05/2020(5)	1,879,000	2,034,018

		2,572,468

Malaysia - 3.56%
Penerbangan Malaysia BHD
5.625%, 03/15/2016(4)	1,095,000	1,251,183
Petroliam Nasional BHD
7.750%, 08/15/2015(5)	335,000	419,080
7.625%, 10/15/2026(4)	840,000	1,146,361
Petronas Capital Ltd.
5.250%, 08/12/2019(5)	530,000	596,363
7.875%, 05/22/2022(4)	4,716,000	6,530,729

		9,943,716

Mexico - 2.26%
Alestra SA
11.750%, 08/11/2014	349,000	388,263
Axtel SAB de CV
9.000%, 09/22/2019(4)	363,000	333,960
Cemex Espana Luxembourg

9.250%, 05/12/2020(4)		$519,000	$476,831
Desarrolla Homex SAB de CV
7.500%, 09/28/2015		179,000	182,356
Hipotecaria Su Casita SA de CV
8.500%, 10/04/2016(4)		50,000	28,750
8.500%, 10/04/2016(2)(5)		145,000	81,925
Pemex Finance Ltd.
9.150%, 11/15/2018		1,025,000	1,288,732
Petroleos Mexicanos
6.625%, 06/15/2035(5)		2,921,000	3,195,153
Urbi Desarrollos Urbanos SAB de CV
9.500%, 01/21/2020(4)		308,000	341,880

			6,317,850

Russia - 1.12%
Gazprom Via Gaz Capital SA
6.510%, 03/07/2022(5)		560,000	571,900
MTS International Funding Ltd.
8.625%, 06/22/2020(5)		435,000	494,812
TNK-BP Finance SA
6.250%, 02/02/2015(5)		160,000	168,800
7.500%, 07/18/2016(5)		525,000	585,375
7.875%, 03/13/2018(5)		145,000	164,213
7.250%, 02/02/2020(5)		305,000	337,025
VIP Finance Ireland Ltd. for OJSC Vimpel Communications
8.375%, 04/30/2013(5)		500,000	530,000
9.125%, 04/30/2018(5)		255,000	285,932

			3,138,057

Singapore - 0.22%
STATS ChipPAC Ltd.
7.500%, 08/12/2015(2)(5)		585,000	611,325

South Africa - 0.20%
Myriad International Holding BV
6.375%, 07/28/2017(2)(5)		541,000	552,523

South Korea - 0.70%
Export-Import Bank of Korea
8.125%, 01/21/2014		1,661,000	1,955,139

Tunisia - 0.70%
Banque Centrale de Tunisie SA
7.375%, 04/25/2012(2)		545,000	596,775
6.250%, 02/20/2013(2)	EUR	990,000	1,372,195

			1,968,970

Turkey - 0.53%
Akbank TAS
5.125%, 07/22/2015(5)		1,497,000	1,482,030

Ukraine - 0.13%
DTEK Finance BV
9.500%, 04/28/2015(4)		106,000	107,537
Metinvest BV
10.250%, 05/20/2015(4)		100,000	104,130
MHP SA
10.250%, 04/29/2015(4)		154,000	157,850

			369,517

United Arab Emirates - 0.36%
DP World Ltd.
6.850%, 07/02/2037(4)		$700,000	$626,850
DP World Sukuk Ltd.
6.250%, 07/02/2017(4)		410,000	388,885

			1,015,735

Venezuela - 2.66%
Petroleos de Venezuela SA
4.900%, 10/28/2014		3,170,000	1,989,175
5.000%, 10/28/2015		345,000	194,494
5.250%, 04/12/2017		5,125,100	2,966,151
5.375%, 04/12/2027		3,000,000	1,361,250
5.500%, 04/12/2037(4)		2,100,000	921,375

			7,432,445

TOTAL CORPORATE BONDS (Amortized Cost $46,701,705)			48,496,789

CREDIT LINKED NOTES - 5.74%
Brazil - 3.05%
Nota Do Tesouro Nacional
10.000%, 05/11/2011(2)(7)	BRL	1,550,000	807,263
10.000%, 01/01/2017(2)(8)	BRL	600,000	319,859
10.000%, 01/01/2017(2)(7)	BRL	2,000,000	1,052,563
10.000%, 01/01/2017(2)(7)	BRL	9,500,000	5,064,436
10.000%, 01/01/2021(2)(7)	BRL	2,450,000	1,275,997

			8,520,118

Indonesia - 2.39%
Republic of Indonesia
11.500%, 09/18/2019(2)(9)	IDR	3,300,000,000	439,665
11.000%, 11/16/2020(2)(8)	IDR	3,100,000,000	408,730
12.800%, 06/15/2021(2)(7)	IDR	24,000,000,000	3,496,404
11.000%, 09/17/2025(2)(7)	IDR	6,300,000,000	829,773
10.000%, 02/15/2028(2)(9)	IDR	13,000,000,000	1,514,388

			6,688,960

Russia - 0.30%
Russian Federation
11.200%, 12/17/2014(2)(9)	RUB	22,500,000	852,367

TOTAL CREDIT LINKED NOTES			16,061,445

(Cost $15,300,829)
		Shares	Market Value (Expressed in U.S. $)

MONEY MARKET MUTUAL FUNDS - 4.27%
Dreyfus Cash Advantage Plus Fund
(0.224% 7-Day Yield)		11,935,246	11,935,246

TOTAL MONEY MARKET MUTUAL FUNDS			11,935,246

(Cost $11,935,246)

Total Investments - 101.07%	$282,627,828
(Cost $261,548,666)

Liabilities in Excess of Other Assets - (1.07)%	(2,995,986)

Net Assets - 100.00%	$279,631,842

* The principal/contract amount of each security is stated in the currency in which the bond is denominated (U.S. Dollar unless otherwise notated). See below.

ARS	Argentine Peso
BRL	Brazilian Real
CNY	Chinese Yen
COP	Colombian Peso
EUR	Euro Currency
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
RUB	Russian Ruble
ZAR	South African Rand

(1)	Security is currently in default/non-income producing.
(2)

This security has been valued at its fair value determined in good faith by or under the direction of the Board of Trustees. Total market value of fair valued securities amounts to $24,933,144, which represents approximately 8.92% of net assets as of August 31, 2010.

(3)	Floating or variable rate security. Interest rate disclosed is that which is in effect at August 31, 2010.
(4)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of August 31, 2010, the aggregate market value of those securities was $75,913,182, representing 27.15% of net assets.

(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Advisor and may be resold, normally to qualified buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $29,071,032, which represents approximately 10.40% of net assets as of August 31, 2010.

(6)	Pay-in-kind securities.
(7)	The underlying security is issued by JP Morgan Chase.
(8)	The underlying security is issued by HSBC Bank.
(9)	The underlying security is issued by Barclays Bank PLC.

Common Abbreviations:

BHD - Berhad is the Malaysian term for public limited company.

BV - Besloten Vennootschap a Dutch private limited liability company.

CV - Capital Variable.

Ltd. - Limited.

OJSC - Open Joint Stock Company.

PLC - Public Limited Co.

Pte. - Private.

PT - Perseroan Terbatas an Indonesian limited liability company.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV - A variable capital company.

SAB de CV - A variable capital company.

SCA - Soceite en Commandite par actions is the French equivalent of a limited partnership.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
Contract Description	Contracted Amount	Purchase/Sale Contract	Expiration Date	Value On Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
CNY	8,000,000 (CNY)	Sale	05/20/2011	$1,192,250	$1,179,036	$13,214
CNY	9,325,510 (CNY)	Sale	11/23/2010	1,379,590	1,370,669	8,921
EUR	2,389,504 (EUR)	Sale	09/02/2010	3,120,103	3,028,090	92,013
EUR	2,454,000 (EUR)	Sale	10/01/2010	3,115,439	3,109,710	5,729
JPY	267,312,000 (JPY)	Sale	09/02/2010	3,052,204	3,181,966	(129,762)
JPY	268,481,000 (JPY)	Sale	10/01/2010	3,191,719	3,196,928	(5,209)

					$15,066,399	$(15,094)

CNY	8,000,000 (CNY)	Purchase	05/20/2011	$1,191,842	$1,179,036	$(12,806)
CNY	18,149,000 (CNY)	Purchase	08/09/2011	2,716,310	2,677,499	(38,811)
EUR	2,389,504 (EUR)	Purchase	09/02/2010	3,033,714	3,028,089	(5,625)
JPY	267,312,000 (JPY)	Purchase	09/02/2010	3,176,991	3,181,966	4,975
CNY	9,325,510 (CNY)	Purchase	11/23/2010	1,390,000	1,370,669	(19,331)

					$11,437,259	$(71,598)

_____________________________ Statement of Investments
August 31, 2010 (Unaudited)	High Yield Bond Fund

Interest Rate/Maturity Date	Principal Amount	*	Market Value

CORPORATE BONDS - 90.94%
Aerospace/Defense - 0.89%
TransDigm, Inc.
7.750%, 07/15/2014	$1,875,000		$1,940,625
Triumph Group, Inc.
8.625%, 07/15/2018(1)	1,575,000		1,677,375

			3,618,000

Automotive - 1.73%
Allison Transmission, Inc.
11.000%, 11/01/2015(1)	925,000		999,000
11.250%, 11/01/2015(1)(2)	225,000		244,125
American Tire Distributors, Inc.
9.750%, 06/01/2017(1)	950,000		997,500
Ford Motor Co.
7.450%, 07/16/2031	1,260,000		1,234,800
8.900%, 01/15/2032	25,000		25,500
Ford Motor Credit Co. LLC
8.700%, 10/01/2014	575,000		628,369
8.000%, 12/15/2016	1,385,000		1,505,886
The Goodyear Tire & Rubber Co.
8.250%, 08/15/2020	825,000		848,719
TRW Automotive, Inc.
8.875%, 12/01/2017(1)	550,000		590,563

			7,074,462

Building Products - 1.10%
Associated Materials LLC
9.875%, 11/15/2016	175,000		186,375
Goodman Global Group, Inc.
12.300%, 12/15/2014(3)	1,575,000		1,008,000
Interface, Inc.
Series B, 11.375%, 11/01/2013(4)	475,000		539,125
9.500%, 02/01/2014	211,000		219,440
Interline Brands, Inc.
8.125%, 06/15/2014	600,000		613,500
Norcraft Cos. LP
10.500%, 12/15/2015	1,125,000		1,167,188
Norcraft Holdings LP
9.750%, 09/01/2012	812,000		763,280

			4,496,908

Capital Goods - 1.21%
Case New Holland, Inc.
7.875%, 12/01/2017(1)	$950,000	$1,004,625
The Manitowoc Co., Inc.
9.500%, 02/15/2018	1,875,000	1,935,937
Maxim Crane Works LP
12.250%, 04/15/2015(1)	550,000	506,688
SPX Corp.
7.625%, 12/15/2014	825,000	893,063
6.875%, 09/01/2017(1)	150,000	155,250
Terex Corp.
8.000%, 11/15/2017	450,000	432,000

		4,927,563

Chemicals - 2.71%
Koppers, Inc.
7.875%, 12/01/2019	1,875,000	1,928,905
Lyondell Chemical Co.
8.375%, 08/15/2015(1)(4)(5)	945,000	0
8.000%, 11/01/2017(1)	500,000	538,125
11.000%, 05/01/2018	106,669	116,403
MacDermid, Inc.
9.500%, 04/15/2017(1)	1,875,000	1,910,156
Nalco Co.
8.875%, 11/15/2013	530,000	543,913
8.250%, 05/15/2017	1,050,000	1,140,563
NewMarket Corp.
7.125%, 12/15/2016	1,405,000	1,397,975
Nova Chemicals Corp.
6.500%, 01/15/2012	1,045,000	1,073,738
8.375%, 11/01/2016	2,375,000	2,440,312

		11,090,090

Consumer Products - 1.71%
Central Garden and Pet Co.
8.250%, 03/01/2018	1,875,000	1,898,437
Elizabeth Arden, Inc.
7.750%, 01/15/2014	1,611,000	1,625,096
FGI Holding Co., Inc.
11.250%, 10/01/2015(1)(2)	550,000	544,500
Freedom Group, Inc.
10.250%, 08/01/2015(1)	1,650,000	1,728,375
Libbey Glass, Inc.
10.000%, 02/15/2015(1)	1,125,000	1,200,938

		6,997,346

Containers/Packaging - 1.61%
BWAY Holding Co.
10.000%, 06/15/2018(1)	$975,000	$1,038,375
Crown Americas LLC
7.750%, 11/15/2015	605,000	630,713
Greif, Inc.
7.750%, 08/01/2019	1,625,000	1,714,375
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	400,000	432,000
Owens-Illinois, Inc.
7.800%, 05/15/2018	325,000	349,375
Radnor Holdings Corp.
11.000%, 03/15/2010(4)(5)	25,000	3
Reynolds Group DL Escrow, Inc.
7.750%, 10/15/2016(1)	1,850,000	1,873,124
Reynolds Group, Inc.
8.500%, 05/15/2018(1)	575,000	554,875

		6,592,840

Drillers/Services - 2.40%
Bristow Group, Inc.
7.500%, 09/15/2017	1,205,000	1,211,025
Complete Production Services, Inc.
8.000%, 12/15/2016	1,975,000	2,009,563
Dresser-Rand Group, Inc.
7.375%, 11/01/2014	2,230,000	2,263,449
Hercules Offshore LLC
10.500%, 10/15/2017(1)	2,075,000	1,898,625
Hornbeck Offshore Services, Inc.
8.000%, 09/01/2017	1,875,000	1,771,875
Offshore Group Investments Ltd.
11.500%, 08/01/2015(1)	225,000	225,563
Stallion Oilfield Holdings Ltd.
10.500%, 02/15/2015(1)	400,000	408,000

		9,788,100

Electric - 5.69%
The AES Corp.
7.750%, 03/01/2014	650,000	683,313
7.750%, 10/15/2015	850,000	893,563
9.750%, 04/15/2016	725,000	812,000
8.000%, 10/15/2017	2,225,000	2,352,937
8.000%, 06/01/2020	325,000	342,875
Calpine Corp.
7.875%, 07/31/2020(1)	2,250,000	2,266,874
Dynegy Holdings, Inc.
8.375%, 05/01/2016	3,070,000	2,310,174
7.125%, 05/15/2018	500,000	322,500

7.750%, 06/01/2019	$460,000	$299,000
7.625%, 10/15/2026	25,000	13,875
Edison Mission Energy
7.500%, 06/15/2013	55,000	50,394
7.750%, 06/15/2016	1,825,000	1,352,781
7.000%, 05/15/2017	150,000	103,125
7.200%, 05/15/2019	1,540,000	1,031,800
7.625%, 05/15/2027	1,135,000	723,563
Mirant Americas Generation LLC
8.500%, 10/01/2021	1,150,000	1,043,625
NRG Energy, Inc.
7.375%, 02/01/2016	1,990,000	2,009,900
8.500%, 06/15/2019	3,075,000	3,174,937
8.250%, 09/01/2020(1)	1,175,000	1,188,219
Texas Competitive Electric Holdings Co. LLC
Series A, 10.250%, 11/01/2015	3,500,000	2,248,750

		23,224,205

Environmental Services - 0.46%
Browning-Ferris Industries, Inc.
9.250%, 05/01/2021	35,000	44,742
Clean Harbors, Inc.
7.625%, 08/15/2016	1,775,000	1,828,250

		1,872,992

Exploration & Production - 11.08%
ANR Pipeline Co.
7.375%, 02/15/2024	60,000	76,882
7.000%, 06/01/2025	10,000	11,768
Atlas Energy Operating Co. LLC
12.125%, 08/01/2017	1,600,000	1,846,000
Atlas Pipeline Partners LP
8.125%, 12/15/2015	1,850,000	1,831,500
8.750%, 06/15/2018	200,000	198,500
Comstock Resources, Inc.
8.375%, 10/15/2017	1,500,000	1,541,250
Copano Energy LLC
8.125%, 03/01/2016	1,225,000	1,243,375
7.750%, 06/01/2018	675,000	678,375
Crosstex Energy, Inc.
8.875%, 02/15/2018	1,950,000	2,023,125
Denbury Resources, Inc.
8.250%, 02/15/2020	1,346,000	1,443,585
El Paso Corp.
Series GMTN, 7.375%, 12/15/2012	125,000	133,231
8.250%, 02/15/2016	125,000	136,875
7.250%, 06/01/2018	1,675,000	1,802,883
Series GMTN, 7.800%, 08/01/2031	2,025,000	2,048,443

Series GMTN, 7.750%, 01/15/2032	$150,000	$151,744
Encore Acquisition Co.
9.500%, 05/01/2016	1,000,000	1,095,000
Gibson Energy ULC
10.000%, 01/15/2018	975,000	960,375
Mariner Energy, Inc.
11.750%, 06/30/2016	1,375,000	1,746,250
MarkWest Energy Partners LP
6.875%, 11/01/2014	250,000	253,750
Series B, 6.875%, 11/01/2014	175,000	177,188
Series B, 8.500%, 07/15/2016	600,000	630,000
Series B, 8.750%, 04/15/2018	850,000	913,750
Newfield Exploration Co.
7.125%, 05/15/2018	875,000	919,844
6.875%, 02/01/2020	1,190,000	1,246,525
NFR Energy LLC
9.750%, 02/15/2017(1)	225,000	228,375
9.750%, 02/15/2017(1)	1,075,000	1,091,125
Penn Virginia Corp.
10.375%, 06/15/2016	1,450,000	1,584,125
Petrohawk Energy Corp.
7.250%, 08/15/2018(1)	775,000	773,063
Pioneer Natural Resources Co.
6.650%, 03/15/2017	3,650,000	3,829,039
Plains Exploration & Production Co.
7.625%, 06/01/2018	800,000	815,000
7.625%, 04/01/2020	1,050,000	1,065,750
Quicksilver Resources, Inc.
8.250%, 08/01/2015	850,000	871,250
11.750%, 01/01/2016	700,000	808,500
Sabine Pass LNG LP
7.250%, 11/30/2013	2,175,000	2,055,374
SandRidge Energy, Inc.
8.625%, 04/01/2015(2)	2,650,000	2,547,312
8.000%, 06/01/2018(1)	575,000	543,375
8.750%, 01/15/2020(1)	700,000	668,500
Southern Star Central Corp.
6.750%, 03/01/2016	75,000	75,938
Southern Star Central Gas Pipeline, Inc.
6.000%, 06/01/2016(1)	500,000	521,250
Southern Union Co.
8.250%, 11/15/2029	1,625,000	1,922,144
Targa Resources Partners LP
11.250%, 07/15/2017	850,000	981,750
7.875%, 10/15/2018(1)	775,000	800,188

The Williams Cos., Inc.
7.875%, 09/01/2021	$784,000	$953,963

		45,246,239

Financial/Lease - 1.95%
CB Richard Ellis Services, Inc.
11.625%, 06/15/2017	1,675,000	1,909,500
E*Trade Financial Corp.
12.500%, 11/30/2017(2)	1,620,000	1,763,213
GMAC LLC
8.000%, 11/01/2031	2,050,000	2,029,499
PHH Corp.
9.250%, 03/01/2016(1)	450,000	457,313
Provident Funding Associates
10.250%, 04/15/2017(1)	1,775,000	1,814,938

		7,974,463

Food/Beverage/Tobacco - 4.03%
Constellation Brands, Inc.
8.375%, 12/15/2014	1,350,000	1,474,875
7.250%, 09/01/2016	1,995,000	2,099,737
7.250%, 05/15/2017	400,000	421,000
Cott Beverages, Inc.
8.375%, 11/15/2017(1)	900,000	943,875
Dean Foods Co.
7.000%, 06/01/2016	2,225,000	2,097,062
Del Monte Corp.
6.750%, 02/15/2015	100,000	103,375
7.500%, 10/15/2019	1,225,000	1,304,625
Dole Food Co., Inc.
8.750%, 07/15/2013	1,125,000	1,184,063
13.875%, 03/15/2014	691,000	834,383
Michael Foods, Inc.
9.750%, 07/15/2018(1)	725,000	764,875
Pinnacle Foods Finance LLC
9.250%, 04/01/2015(1)	275,000	283,594
9.250%, 04/01/2015	1,550,000	1,598,437
10.625%, 04/01/2017	400,000	419,500
8.250%, 09/01/2017(1)	1,550,000	1,540,313
Smithfield Foods, Inc.
10.000%, 07/15/2014(1)	1,225,000	1,373,531

		16,443,245

Gaming - 3.00%
Ameristar Casinos, Inc.
9.250%, 06/01/2014	1,625,000	1,730,624
Isle of Capri Casinos, Inc.
7.000%, 03/01/2014	1,225,000	1,062,688

Marina District Finance Co., Inc.
9.875%, 08/15/2018(1)	$250,000	$250,625
MGM Resorts International
6.750%, 09/01/2012	1,525,000	1,406,812
6.750%, 04/01/2013	550,000	482,625
11.125%, 11/15/2017(4)	800,000	898,000
9.000%, 03/15/2020(1)	875,000	912,188
Pinnacle Entertainment, Inc.
7.500%, 06/15/2015	2,605,000	2,533,362
8.625%, 08/01/2017	775,000	815,688
Seneca Gaming Corp.
7.250%, 05/01/2012	720,000	703,800
Series B, 7.250%, 05/01/2012	630,000	615,825
Wynn Las Vegas LLC
7.875%, 11/01/2017(1)	825,000	851,813

		12,264,050

Gas Distributors - 0.93%
Inergy LP
6.875%, 12/15/2014	50,000	50,500
8.750%, 03/01/2015	900,000	963,000
8.250%, 03/01/2016	750,000	790,313
Niska Gas Storage
8.875%, 03/15/2018(1)	1,900,000	2,009,250

		3,813,063

Healthcare - 9.17%
Alere, Inc.
7.875%, 02/01/2016	1,350,000	1,329,750
9.000%, 05/15/2016	1,625,000	1,649,375
American Renal Holdings, Inc.
8.375%, 05/15/2018(1)	900,000	904,500
Community Health Systems, Inc.
8.875%, 07/15/2015	3,825,000	3,978,000
DaVita, Inc.
7.250%, 03/15/2015	4,020,000	4,175,774
HCA, Inc.
6.750%, 07/15/2013	725,000	735,875
9.125%, 11/15/2014	210,000	221,025
6.375%, 01/15/2015	1,100,000	1,080,750
9.250%, 11/15/2016	2,200,000	2,365,000
9.625%, 11/15/2016(2)	2,013,000	2,166,491
Healthsouth Corp.
10.750%, 06/15/2016	650,000	711,750
8.125%, 02/15/2020	3,425,000	3,480,656
IASIS Healthcare LLC
8.750%, 06/15/2014	1,900,000	1,947,500

Multiplan, Inc.
9.875%, 09/01/2018(1)	$500,000	$503,750
Mylan, Inc.
7.875%, 07/15/2020(1)	300,000	314,250
Psychiatric Solutions, Inc.
7.750%, 07/15/2015	1,375,000	1,426,563
7.750%, 07/15/2015	1,105,000	1,146,438
Radiation Therapy Services, Inc.
9.875%, 04/15/2017(1)	2,000,000	1,965,000
Surgical Care Affiliates, Inc.
8.875%, 07/15/2015(1)(2)	984,000	991,380
10.000%, 07/15/2017(1)	1,000,000	1,011,250
United Surgical Partners International, Inc.
8.875%, 05/01/2017	125,000	128,750
9.250%, 05/01/2017(2)	1,220,000	1,258,125
Vanguard Health Holding Co. II LLC
8.000%, 02/01/2018	4,025,000	3,969,656
		37,461,608

Industrial Other - 0.92%
RBS Global, Inc.
8.500%, 05/01/2018	3,125,000	3,164,063
Sensus Metering Systems, Inc.
8.625%, 12/15/2013	600,000	603,000
		3,767,063

Leisure - 1.67%
AMC Entertainment, Inc.
8.000%, 03/01/2014	550,000	547,250
11.000%, 02/01/2016	565,000	600,313
Cinemark USA, Inc.
8.625%, 06/15/2019	1,775,000	1,868,188
Marquee Holdings, Inc.
9.505%, 08/15/2014(6)	2,490,000	2,054,249
Regal Cinemas Corp.
8.625%, 07/15/2019	1,700,000	1,763,750
		6,833,750

Lodging - 0.44%
Host Hotels & Resorts LP - REIT
Series O, 6.375%, 03/15/2015	75,000	75,750
Series Q, 6.750%, 06/01/2016	625,000	637,500
9.000%, 05/15/2017	1,000,000	1,105,000
		1,818,250

Media Cable - 5.57%
Atlantic Broadband Finance LLC
9.375%, 01/15/2014	1,710,000	1,735,650

Cablevision Systems Corp.
8.625%, 09/15/2017(1)	$925,000	$1,012,875
7.750%, 04/15/2018	525,000	555,188
8.000%, 04/15/2020	750,000	804,375
Cequel Communications Holdings
8.625%, 11/15/2017(1)	1,175,000	1,204,375
CSC Holdings LLC
8.500%, 04/15/2014	200,000	219,500
8.500%, 06/15/2015	1,700,000	1,852,999
8.625%, 02/15/2019	475,000	532,000
CSC Holdings, Inc.
7.625%, 07/15/2018	325,000	347,750
DISH DBS Corp.
7.750%, 05/31/2015	1,100,000	1,155,000
7.125%, 02/01/2016	960,000	986,400
7.875%, 09/01/2019	1,700,000	1,780,750
Insight Communications Co., Inc.
9.375%, 07/15/2018(1)	650,000	685,750
Mediacom LLC
Series WI, 9.125%, 08/15/2019	500,000	502,500
Unitymedia Hesson GmbH & Co.
8.125%, 12/01/2017(1)	125,000	129,063
UPC Holding BV
9.875%, 04/15/2018(1)	1,750,000	1,830,938
Videotron Ltee
6.875%, 01/15/2014	1,770,000	1,787,700
6.375%, 12/15/2015	450,000	452,250
9.125%, 04/15/2018	1,225,000	1,365,875
Virgin Media Finance PLC
9.125%, 08/15/2016	2,125,000	2,281,719
Series 1, 9.500%, 08/15/2016	1,100,000	1,237,500
8.375%, 10/15/2019	275,000	301,125
		22,761,282

Media Other - 1.92%
Bonten Media Acquisition Co.
9.000%, 06/01/2015(1)(2)	490,233	286,786
Fox Acquisition Sub LLC
13.375%, 07/15/2016(1)	965,000	990,331
Interep National Radio Sales, Inc.
Series B, 10.000%, 07/01/2008(4)(5)	4,000	0
Lamar Media Corp.
6.625%, 08/15/2015	710,000	713,550
Series B, 6.625%, 08/15/2015	1,680,000	1,671,600
Series C, 6.625%, 08/15/2015	200,000	199,000
Radio One, Inc.
Series B, 8.875%, 07/01/2011	865,000	766,606
6.375%, 02/15/2013(5)	1,550,000	1,315,563

Sinclair Television Group, Inc.
8.000%, 03/15/2012	$1,875,000	$1,879,688

		7,823,124

Metals/Mining/Steel - 2.32%
Arch Coal, Inc.
8.750%, 08/01/2016	875,000	951,563
7.250%, 10/01/2020	400,000	408,000
Arch Western Finance LLC
6.750%, 07/01/2013	1,550,000	1,565,499
Cloud Peak Energy Resources LLC
8.250%, 12/15/2017(1)	400,000	415,500
8.500%, 12/15/2019(1)	1,450,000	1,513,437
Consol Energy, Inc.
8.000%, 04/01/2017(1)	1,175,000	1,245,500
8.250%, 04/01/2020(1)	800,000	853,000
Drummond Co., Inc.
9.000%, 10/15/2014(1)	325,000	341,656
7.375%, 02/15/2016	1,475,000	1,484,219
Peabody Energy Corp.
5.875%, 04/15/2016	275,000	278,438
7.875%, 11/01/2026	425,000	439,344

		9,496,156

Paper/Forest Products - 1.36%
Boise Paper Holdings LLC
8.000%, 04/01/2020	2,000,000	2,045,000
Graphic Packaging International, Inc.
9.500%, 08/15/2013	968,000	989,780
9.500%, 06/15/2017	2,155,000	2,305,850
NewPage Corp.
11.375%, 12/31/2014	275,000	224,813

		5,565,443

Publishing/Printing - 1.51%
Baker & Taylor, Inc.
11.500%, 07/01/2013(1)	1,295,000	900,025
CanWest Media, Inc.
8.000%, 09/15/2012(4)(5)	361,654	363,010
Cenveo Corp.
7.875%, 12/01/2013	1,025,000	981,437
8.375%, 06/15/2014	650,000	559,000
10.500%, 08/15/2016(1)	350,000	351,313
8.875%, 02/01/2018	500,000	478,750
Deluxe Corp.
7.375%, 06/01/2015	795,000	810,900
Dex One Corp.
12.000%, 01/29/2017(2)	15,236	11,237

IDEARC, Inc.
8.000%, 11/15/2016(4)(5)	$1,265,000	$0
Neilsen Finance LLC
10.000%, 08/01/2014	1,625,000	1,714,374

		6,170,046

Refining - 0.61%
Petroplus Finance Ltd.
6.750%, 05/01/2014(1)	1,585,000	1,426,500
7.000%, 05/01/2017(1)	925,000	790,875
9.375%, 09/15/2019(1)	300,000	271,500

		2,488,875

Restaurants - 0.04%
Sbarro, Inc.
10.375%, 02/01/2015(4)	225,000	147,375

Retail Food/Drug - 0.77%
Albertsons, Inc.
8.000%, 05/01/2031(4)	50,000	42,250
American Stores Co.
7.900%, 05/01/2017(4)	550,000	530,750
8.000%, 06/01/2026	1,465,000	1,241,588
Series MTNB, 7.100%, 03/20/2028(4)	600,000	465,000
SUPERVALU, Inc.
7.500%, 11/15/2014	350,000	351,750
8.000%, 05/01/2016	500,000	503,750

		3,135,088

Retail Non Food/Drug - 5.35%
Claire’s Stores, Inc.
9.625%, 06/01/2015(2)	1,732,424	1,520,202
10.500%, 06/01/2017	425,000	348,500
Express LLC
8.750%, 03/01/2018(1)(4)	1,300,000	1,352,000
JC Penney Corp., Inc.
7.400%, 04/01/2037	1,475,000	1,506,344
Limited Brands, Inc.
8.500%, 06/15/2019	1,175,000	1,333,625
7.000%, 05/01/2020	1,075,000	1,128,750
6.950%, 03/01/2033(4)	1,350,000	1,225,125
7.600%, 07/15/2037	400,000	383,000
Macy’s Retail Holdings, Inc.
6.900%, 01/15/2032(4)	175,000	168,000
7.875%, 08/15/2036(4)	525,000	517,125
Michaels Stores, Inc.
10.000%, 11/01/2014	1,625,000	1,702,188
11.375%, 11/01/2016	1,800,000	1,939,499

Neiman-Marcus Group, Inc.
9.000%, 10/15/2015(2)	$1,652,116	$1,681,028
10.375%, 10/15/2015	1,200,000	1,227,000
QVC, Inc.
7.125%, 04/15/2017(1)	500,000	511,250
7.500%, 10/01/2019(1)	1,150,000	1,178,750
Toys R Us Delaware, Inc.
7.375%, 09/01/2016(1)	1,275,000	1,294,125
Toys R Us Property Co. I LLC
10.750%, 07/15/2017	2,500,000	2,831,249

		21,847,760

Satellite - 1.28%
Hughes Network Systems LLC
9.500%, 04/15/2014	75,000	77,813
9.500%, 04/15/2014	1,560,000	1,618,500
Intelsat Corp.
9.250%, 06/15/2016	500,000	532,500
Intelsat Intermediate Holding Co. SA
9.500%, 02/01/2015	275,000	286,688
Intelsat Jackson Holdings SA
9.500%, 06/15/2016	900,000	964,125
11.250%, 06/15/2016	600,000	648,750
8.500%, 11/01/2019(1)	1,025,000	1,089,062

		5,217,438

Services Other - 4.66%
American Residential Services LLC
12.000%, 04/15/2015(1)	1,075,000	1,080,375
ARAMARK Corp.
8.500%, 02/01/2015(4)	3,870,000	4,010,287
Corrections Corp. of America
7.750%, 06/01/2017	1,725,000	1,841,438
Education Management LLC
8.750%, 06/01/2014	1,200,000	1,179,000
10.250%, 06/01/2016	215,000	219,838
The Geo Group, Inc.
7.750%, 10/15/2017(1)	2,300,000	2,380,499
GXS Worldwide, Inc.
9.750%, 06/15/2015(1)	1,900,000	1,833,500
Iron Mountain, Inc.
7.750%, 01/15/2015	1,000,000	1,015,000
8.750%, 07/15/2018	1,710,000	1,812,600
8.000%, 06/15/2020	375,000	391,875
8.375%, 08/15/2021	325,000	346,938
The ServiceMaster Co.
10.750%, 07/15/2015(1)(2)	1,800,000	1,894,500
7.450%, 08/15/2027(4)	175,000	130,375

Trans Union LLC
11.375%, 06/15/2018(1)	$825,000	$901,313

		19,037,538

Technology - 1.97%
Fidelity National Information Services, Inc.
7.875%, 07/15/2020(1)	575,000	606,625
NXP BV
9.500%, 10/15/2015	1,300,000	1,267,500
9.750%, 08/01/2018(1)	850,000	879,750
SSI Investments II
11.125%, 06/01/2018(1)	1,700,000	1,785,000
Xerox Capital Trust I
8.000%, 02/01/2027	3,445,000	3,521,265

		8,060,140

Textile/Apparel - 0.93%
Levi Strauss & Co.
8.875%, 04/01/2016	1,200,000	1,269,000
7.625%, 05/15/2020	925,000	945,813
Quiksilver, Inc.
6.875%, 04/15/2015	1,700,000	1,581,000

		3,795,813

Transport Other - 0.83%
General Maritime Corp.
12.000%, 11/15/2017	1,775,000	1,885,938
Navios Maritime Holdings, Inc.
9.500%, 12/15/2014	580,000	581,450
8.875%, 11/01/2017(1)	875,000	912,188

		3,379,576

Wireless - 4.03%
Crown Castle International Corp.
9.000%, 01/15/2015	3,650,000	3,978,501
7.125%, 11/01/2019	100,000	104,250
MetroPCS Wireless, Inc.
9.250%, 11/01/2014	175,000	182,875
9.250%, 11/01/2014	2,265,000	2,366,925
Nextel Communications, Inc.
Series D, 7.375%, 08/01/2015	3,475,000	3,457,625
SBA Telecommunications, Inc.
8.000%, 08/15/2016	625,000	669,531
8.250%, 08/15/2019	700,000	763,000
Sprint Capital Corp.
8.750%, 03/15/2032	2,775,000	2,688,281
Wind Acquisition Finance SA
11.750%, 07/15/2014(1)	1,325,000	1,464,125

12.250%, 07/15/2017(1)(2)		$767,885	$798,600

			16,473,713

Wirelines - 5.09%
Cincinnati Bell, Inc.
8.250%, 10/15/2017		975,000	960,375
Citizens Communications Co.
7.875%, 01/15/2027		125,000	120,625
9.000%, 08/15/2031		3,880,000	3,967,299
Embarq Corp.
7.995%, 06/01/2036		1,975,000	2,048,531
ITC Deltacom, Inc.
10.500%, 04/01/2016		2,025,000	2,004,750
Level 3 Financing, Inc.
9.250%, 11/01/2014		1,040,000	921,700
4.344%, 02/15/2015(7)		350,000	263,375
10.000%, 02/01/2018		2,550,000	2,212,125
Qwest Communications International, Inc.
Series B, 7.500%, 02/15/2014		875,000	895,781
7.125%, 04/01/2018(1)		1,975,000	2,063,875
Qwest Corp.
7.500%, 06/15/2023		425,000	435,625
6.875%, 09/15/2033		2,550,000	2,518,125
Windstream Corp.
8.625%, 08/01/2016		1,000,000	1,037,500
7.875%, 11/01/2017		1,325,000	1,351,500

			20,801,186

TOTAL CORPORATE BONDS			371,504,790

(Amortized Cost $349,422,532)

	Currency
CONVERTIBLE CORPORATE BONDS - 1.68%
Automotive - 0.05%
Cie Generale des Etablissements Michelin
Series ML, 3.402%, 01/01/2017(3)	EUR	155,730	214,906

Containers/Packaging - 0.09%
Owens-Brockway Glass Container, Inc.
3.000%, 06/01/2015(1)		395,000	376,731

Drillers/Services - 0.05%
Transocean, Inc.
Series A, 1.625%, 12/15/2037		205,000	202,694

Exploration & Production - 0.09%
Petrominerales Ltd.
Series PMG, 2.625%, 08/25/2016(4)		100,000	100,000

Quicksilver Resources, Inc.
1.875%, 11/01/2024	$273,000	$283,920

		383,920

Food/Beverage/Tobacco - 0.07%
Smithfield Foods, Inc.
4.000%, 06/30/2013	90,000	92,588
Tyson Foods, Inc.
3.250%, 10/15/2013	150,000	180,000

		272,588

Healthcare - 0.61%
Amgen, Inc.
0.125%, 02/01/2011	275,000	275,000
Gilead Sciences, Inc.
0.500%, 05/01/2011	520,000	527,800
1.000%, 05/01/2014(1)	165,000	163,144
Life Technologies Corp.
3.250%, 06/15/2025	625,000	672,655
PDL BioPharma, Inc.
2.000%, 02/15/2012	230,000	222,813
Shire PLC
2.750%, 05/09/2014	625,000	620,313

		2,481,725

Technology - 0.72%
Alcatel-Lucent USA, Inc.
Series B, 2.750%, 06/15/2025	450,000	401,062
CommScope, Inc.
3.250%, 07/01/2015	500,000	506,874
Comtech Telecommunications Corp.
3.000%, 05/01/2029(1)	306,000	284,580
Micron Technology, Inc.
1.875%, 06/01/2014	375,000	324,844
ON Semiconductor Corp.
Series B, 0.242%, 04/15/2024(3)	275,000	263,313
1.875%, 12/15/2025	71,000	79,964
2.625%, 12/15/2026	85,000	81,388
Photronics, Inc.
5.500%, 10/01/2014	44,000	49,115
SanDisk Corp.
1.500%, 08/15/2017	296,000	261,220
Symantec Corp.
0.750%, 06/15/2011	376,000	375,059
Xilinx, Inc.
3.125%, 03/15/2037	335,000	301,500

		2,928,919

TOTAL CONVERTIBLE CORPORATE BONDS (Amortized Cost $46,701,705)		$6,861,483

BANK LOANS - 2.56%(8)
Aerospace/Defense - 0.08%
Sequa Corp. - Term Loan
3.790%, 09/08/2010	$11,385	10,538
3.790%, 09/15/2010	9,829	9,098
3.790%, 10/01/2010	316,382	292,851

		312,487

Automotive - 0.23%
Ford Motor Co. - Tranche B-1 Term Loan
3.030%, 09/15/2010	979,205	945,404

Building Products - 0.04%
Collins & Aikman Floorcoverings, Inc. - Loan
2.795%, 09/07/2010(4)	3,569	3,159
2.779%, 09/13/2010(4)	31,095	27,519
2.786%, 09/13/2010(4)	146,939	130,041
2.767%, 09/20/2010(4)	18,367	16,255

		176,974

Electric - 0.79%
Texas Competitive Holdings Co. LLC - Initial Tranche B-2 Term Loan
3.793%, 09/09/2010	1,589,406	1,210,531
3.795%, 09/09/2010	357,220	272,068
4.033%, 09/30/2010	21,815	16,615
4.066%, 11/10/2010	2,274,649	1,732,429

		3,231,643

Financial/Lease - 0.64%
American General Finance Co. - Loan
7.250%, 09/23/2010	925,000	916,906
Ocwen Financial Corp. - Initial Term Loan
9.000%, 09/30/2010	1,675,000	1,683,375

		2,600,281

Gaming - 0.52%
Harrah’s Operating Co., Inc. - Term B-2 Loan
3.498%, 10/26/2010	2,475,000	2,131,173

Media Other - 0.07%
Citadel Broadcasting Corp. - Loan
11.000%, 09/30/2010(4)	146,459	154,350
Univision Communications, Inc. - Initial Term Loan
2.510%, 09/30/2010	148,107	127,807

		282,157

Publishing/Printing - 0.12%
Merrill Communications LLC - Loan (Second Lien)
14.750%, 09/30/2010	$150,000	$126,000
15.000%, 11/01/2010	3,410	2,864
R.H. Donnelley, Inc. - Loan
9.000%, 09/30/2010	17,268	14,885
9.000%, 10/29/2010	128,842	111,062
9.000%, 11/30/2010	136,175	117,383
Tribune Co. - Tranche X Advance
5.000%, 09/30/2010	192,000	119,280

		491,474

Retail Non Food/Drug - 0.07%
Claire’s Stores, Inc. - Term B Loan
3.010%, 09/30/2010	891	766
3.225%, 10/29/2010	49,136	42,236
3.049%, 11/30/2010	295,521	254,024

		297,026

TOTAL BANK LOANS		10,468,619

(Amortized Cost $10,297,034)

	Shares	Market Value
COMMON STOCKS - 0.31%
Chemicals - 0.02%
LyondellBasell Industries NV(9)	4,658	95,489

Media Cable - 0.26%
Charter Communications, Inc.(9)	31,035	1,062,949

Publishing/Printing - 0.03%
Dex One Corp.(9)	12,498	106,483
SuperMedia, Inc.(9)	998	9,022

		115,505

TOTAL COMMON STOCKS		1,273,943

(Cost $4,147,172)

PREFERRED STOCKS - 0.34%
Electric - 0.01%
AES Trust III
6.750%, 10/15/2029	600	28,200

Exploration & Production - 0.09%
Apache Corp.
6.000%, 08/01/2013	3,700	199,911

El Paso Corp.
4.990%, 12/31/2049(4)	186	$197,038

		396,949

Financial/Lease - 0.16%
Hartford Financial Services Group, Inc.
7.250%, 04/01/2013	11,200	250,880
Wells Fargo & Co.
7.500%, 12/31/2049	400	394,800

		645,680

Food/Beverage/Tobacco - 0.08%
Archer-Daniels-Midland Co.
6.250%, 06/01/2011	8,000	328,160

TOTAL PREFERRED STOCKS		1,398,989

(Cost $1,390,872)

RIGHTS AND WARRANTS - 0.06%
Media Other - 0.06%
Citadel Broadcasting Corp.
expires 6/3/2030 (4)(9)	8,540	221,955

Publishing/Printing - 0.00%
Readers Digest
expires 2/19/2014 (4)(9)	1,498	0

TOTAL RIGHTS AND WARRANTS		221,955

(Cost $576,017)

MONEY MARKET MUTUAL FUNDS - 2.24%
Dreyfus Cash Advantage Plus Fund
(0.224% 7-Day Yield)	9,146,843	9,146,843

TOTAL MONEY MARKET MUTUAL FUNDS		9,146,843

(Cost $9,146,843)

Total Investments - 98.13%		$400,876,622
(Cost $381,898,574)

Other Assets in Excess of Liabilities - 1.87%		7,628,354

Net Assets - 100.00%		$408,504,976

* The principal/contract amount of each security is stated in the currency in which the bond is denominated (U.S. Dollar unless otherwise notated). See below.

       EUR         Euro Currency

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Advisor and may be resold, normally to qualified buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $80,168,612, which represents approximately 19.62% of net assets as of August 31, 2010.

(2)	Pay-in-kind securities.
(3)	Zero coupon bond reflects effective yield on the date of purchase.
(4)

This security has been valued at its fair value determined in good faith by or under the direction of the Board of Trustees. Total market value of fair valued securities amounts to $11,238,742, which represents approximately 2.75% of net assets as of August 31, 2010.

(5)	Security is currently in default/non-income producing.
(6)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at August 31, 2010.
(7)	Floating or variable rate security. Interest rate disclosed is that which is in effect at August 31, 2010.
(8)

Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at August 31, 2010. Bank Loans, while exempt from registration, under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(9)	Non-income producing security.

Common Abbreviations:

BV - Besloten Vennootschap a Dutch private limited liability company.

GmbH - Gesellschaft mit bescharankter Haftung is the German term for limited liability company.

LLC - Limited Liability Corp.

LP - Limited Partnership.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Co.

REIT - Real Estate Investment Trust.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

ULC - Unlimited Liability Corp.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Contract Description	Contracted Amount	Purchase/Sale Contract	Expiration Date	Value On Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
EUR	169,125 (EUR)	Sale	09/24/2010	$215,663	$214,317	$1,346

					$214,317	$1,346

_____________________________ Statement of Investments
August 31, 2010 (Unaudited)	Local Markets Fund

Interest Rate/Maturity Date	Currency	Principal Amount *	Market Value (Expressed in U.S. $)
SOVEREIGN DEBT OBLIGATIONS - 59.54%
Brazil - 13.00%
Nota Do Tesouro Nacional
10.000%, 01/01/2014	BRL	$2,590,000	$1,437,552
10.000%, 01/01/2021	BRL	10,200,000	5,410,635

			6,848,187

Colombia - 5.67%
Bogota Distrio Capital
9.750%, 07/26/2028(1)	COP	2,830,000,000	2,057,649
Republic of Colombia
9.850%, 06/28/2027	COP	1,219,000,000	928,715

			2,986,364

Hungary - 3.09%
Hungarian Government
7.500%, 10/24/2013	HUF	161,000,000	717,591
8.000%, 02/12/2015	HUF	166,620,000	753,112
6.750%, 02/24/2017	HUF	37,000,000	157,205

			1,627,908

Malaysia - 4.71%
Malaysian Government
3.835%, 08/12/2015	MYR	4,775,000	1,553,551
4.378%, 11/29/2019	MYR	2,760,000	924,793

			2,478,344

Mexico - 10.83%
Mexican Bonos
8.000%, 12/17/2015	MXN	13,060,000	1,105,043
7.750%, 12/14/2017	MXN	670,000	56,103
8.000%, 06/11/2020	MXN	48,370,000	4,211,460
8.500%, 05/31/2029	MXN	3,740,000	328,918

			5,701,524

Peru - 0.74%
Republic of Peru
7.840%, 08/12/2020(1)	PEN	470,000	194,604
6.950%, 08/12/2031(1)	PEN	510,000	196,660

			391,264

Poland - 7.07%
Republic of Poland
5.500%, 04/25/2015	PLN	7,340,000	2,354,143
3.000%, 08/24/2016	PLN	1,585,292	501,850
5.500%, 10/25/2019	PLN	2,725,000	867,947

			3,723,940

South Africa - 4.79%
Republic of South Africa
8.250%, 09/15/2017	ZAR	5,545,000	772,829

8.000%, 12/21/2018	ZAR	$10,210,000	$1,398,256
6.750%, 03/31/2021	ZAR	2,845,000	351,979

			2,523,064

Thailand - 4.84%
Thailand Government
3.625%, 05/22/2015	THB	43,150,000	1,438,182
3.125%, 12/11/2015	THB	28,850,000	943,536
3.875%, 06/13/2019	THB	4,775,000	165,441

			2,547,159

Turkey - 4.66%
Republic of Turkey
10.000%, 02/15/2012	TRY	3,359,600	2,451,965

Venezuela - 0.14%
Republic of Venezuela
9.000%, 05/07/2023(1)		115,000	73,888

TOTAL SOVEREIGN DEBT OBLIGATIONS			31,353,607

(Cost $29,975,144)

CORPORATE BONDS - 12.85%
European Union - 12.85%
European Bank for Reconstruction & Development
9.250%, 09/10/2012	BRL	2,500,000	1,441,203
7.300%, 05/23/2013	MXN	8,500,000	672,451
European Investment Bank
6.250%, 03/11/2013	RUB	18,000,000	595,351
8.000%, 10/21/2013	ZAR	12,510,000	1,746,018
International Bank for Reconstruction & Development
10.000%, 04/05/2012	RUB	39,350,000	1,376,721
0.000%, 05/14/2012(2)	ZAR	6,500,000	783,732
7.500%, 03/02/2017	RUB	4,500,000	152,543

			6,768,019

TOTAL CORPORATE BONDS			6,768,019

(Amortized Cost $6,752,484)

CREDIT LINKED NOTES - 14.22%
Colombia - 1.38%
Colombia CGM
10.000%, 07/24/2024(3)(4)	COP	185,000,000	123,542
10.000%, 07/24/2024(3)(4)	COP	903,000,000	603,019

			726,561

Indonesia - 12.84%
Republic of Indonesia
10.000%, 07/15/2017(3)(5)	IDR	12,000,000,000	1,458,993
11.500%, 09/15/2019(3)(6)	IDR	14,900,000,000	1,985,155
11.000%, 09/17/2025(3)(7)	IDR	11,700,000,000	1,541,007
11.000%, 09/22/2025(3)(8)	IDR	13,500,000,000	1,778,085

			6,763,240

TOTAL CREDIT LINKED NOTES			7,489,801

(Cost $7,496,690)

	Shares	Market Value (Expressed in U.S. $)

MONEY MARKET MUTUAL FUNDS - 15.19%
Dreyfus Cash Advantage Plus Fund
(0.224% 7-Day Yield)	7,996,930	$7,996,930

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $7,996,930)		7,996,930

Total Investments - 101.80% (Cost $52,221,248)		$53,608,357

Liabilities in Excess of Other Assets - (1.80)%		(946,493)

Net Assets - 100.00%		$52,661,864

* The principal/contract amount of each security is stated in the currency in which the bond is denominated (U.S. Dollar unless otherwise notated). See below.

BRL	Brazilian Real
CNY	Chinese Yen
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand

(1)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of August 31, 2010, the aggregate market value of those securities was $2,522,801, representing 4.79% of net assets.

(2)	These securities are issued with a zero coupon or interest rate.
(3)

This security has been valued at its fair value determined in good faith by or under the direction of the Board of Trustees. Total market value of fair valued securities amounts to $7,489,801, which represents approximately 14.22% of net assets as of August 31, 2010.

(4)	The underlying security is issued by Citigroup Global Markets.
(5)	The underlying security is issued by Credit Suisse First Boston.
(6)	The underlying security is issued by JP Morgan Chase.
(7)	The underlying security is issued by Barclays Bank PLC.
(8)	The underlying security is issued by Deutsche Bank AG London.

Common Abbreviations:

CGM         Citigroup Global Markets

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Contract Description	Contracted Amount	Purchase/Sale Contract	Expiration Date	Value On Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
CNY	2,025,900 (CNY)	Sale	12/16/2010	$300,022	$297,999	$2,023

					$297,999	$2,023

PHP	3,300,500 (PHP)	Purchase	01/24/2011	$70,000	$71,645	$1,645
MYR	12,242,600 (MYR)	Purchase	07/05/2011	3,791,839	3,826,111	34,272
CNY	3,367,000 (CNY)	Purchase	08/09/2011	503,974	496,729	(7,245)
PLN	2,806,200 (PLN)	Purchase	11/18/2010	900,000	882,998	(17,002)
CNY	2,025,900 (CNY)	Purchase	12/16/2010	300,000	297,999	(2,001)
INR	11,354,400 (INR)	Purchase	12/27/2010	240,000	237,733	(2,267)

					$5,813,215	$7,402

STONE HARBOR INVESTMENT FUNDS

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

August 31, 2010 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Stone Harbor Investment Funds, which consist of Stone Harbor Emerging Markets Debt Fund, Stone Harbor High Yield Bond Fund and Stone Harbor Local Markets Fund (each, a “Fund and together, the Funds”), is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

Investment Valuation: Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(a) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Forward Foreign Currency Contracts. : The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Credit Default Swaps: The Funds may enter into credit default swap contracts for hedging purposes, to gain market exposure or to add leverage to its portfolio. When used for hedging purposes, a Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation, index or other investment from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the referenced debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When the fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty.

(e) Loan Participations. The High Yield Bond Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(f) Credit and Market Risk. The Funds invest in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds’ investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Other Risks. Consistent with their objective to seek high current income, the Funds may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature and the risk of loss of principal is greater.

(h) Distributions to Shareholders. Distributions from net investment income, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. The Fund may substitute quarterly distributions from net investment income with distributions from net realized gains that are otherwise required to be distributed and are not subject to diminishment. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Expenses. Direct expenses are charged to the Funds; general expenses of the Series are allocated to the Funds based on each Fund’s relative net assets.

(j) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

2. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

At August 31, 2010 the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Stone Harbor Emerging Markets Debt Fund	Stone Harbor High Yield Bond Fund	Stone Harbor Local Markets Fund
Gross appreciation (excess of value over tax cost)	$22,426,709	$27,029,664	$1,674,153

Gross depreciation (excess of tax cost over value)	(1,697,288)	(8,090,359)	(287,250)

Net unrealized appreciation/(depreciation)	$20,729,421	$18,939,305	$1,386,903

Cost of investments for income tax purposes	$261,898,455	$381,937,317	$52,221,454

3. Fair Value Measurements

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 — Quoted and Unadjusted Prices in active markets for identical investments

Level 2 — Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of August 31, 2010 in valuing the Funds’ assets:

Stone Harbor Emerging Markets Debt Fund

Assets:

Investments in Securities at Value*	Level 1 – Quoted and Unadjusted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Sovereign Debt Obligations	$—	$204,147,508	$—	$204,147,508
Convertible Corporate Bonds	—	1,986,840	—	1,986,840
Corporate Bonds	—	48,496,789	—	48,496,789
Credit Linked Notes	—	—	16,061,445	16,061,445
Money Market Mutual Funds	—	11,935,246	—	11,935,246
TOTAL	$—	$266,566,383	$16,061,445	$282,627,828

Liabilities:

Other Financial Instruments at Value	Level 1 – Quoted and Unadjusted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Derivative Instruments**	$—	$(86,692)	$—	$(86,692)
TOTAL	$—	$(86,692)	$—	$(86,692)

* For detailed Industry descriptions, see the accompanying Statement of Investments.
** Derivative instruments are forward foreign currency contracts held at August 31, 2010.

Stone Harbor High Yield Bond Fund
Assets:

Investments in Securities at Value*	Level 1 – Quoted and Unadjusted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Corporate Bonds	$—	$361,116,365	$10,388,425	$371,504,790
Convertible Corporate Bonds	—	6,761,483	100,000	6,861,483
Bank Loans	—	10,468,619	—	10,468,619
Common Stocks	1,273,943	—	—	1,273,943
Preferred Stocks	—	1,201,951	197,038	1,398,989
Rights and Warrants	—	—	221,955	221,955
Money Market Mutual Funds	—	9,146,843	—	9,146,843
TOTAL	$1,273,943	$388,695,261	$10,907,418	$400,876,622

Liabilities:

Other Financial Instruments at Value	Level 1 – Quoted and Unadjusted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Derivative Instruments**	$—	$1,346	$—	$1,346
TOTAL	$—	$1,346	$—	$1,346

*For detailed Industry descriptions, see the accompanying Statement of Investments.
**Derivative instruments are forward foreign currency contracts held at August 31, 2010.

Stone Harbor Local Markets Fund
Assets:

Investments in Securities at Value*	Level 1 – Quoted and Unadjusted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Sovereign Debt Obligations	$—	$31,353,607	$—	$31,353,607
Corporate Bonds	—	6,768,019	—	6,768,019
Credit Linked Notes	—	1,778,085	5,711,716	7,489,801
Money Market Mutual Funds	—	7,996,930	—	7,996,930
TOTAL	$—	$47,896,641	$5,711,716	$53,608,357

*	For detailed Industry descriptions, see the accompanying Statement of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Stone Harbor Emerging Markets Debt Fund

Investments in Securities	Balance as of May 31, 2010	Realized Gain	Change in Unrealized Appreciation / (Depreciation)	Net Purchases/(Sales)	Transfers in and/or (out) of Level 3	Balance as of August 31, 2010
Sovereign Debt Obligations	$414,800	$-	$(2,921)	$4,921	$(416,800)	$-
Corporate Bonds	812,778	-	(31,470)	1,187,662	(1,968,970)	-
Credit Linked Notes	10,408,722	-	699,570	4,953,153	-	16,061,445
TOTAL	$11,636,300	$-	$665,179	$6,145,736	$(2,385,770)	$16,061,445

Stone Harbor High Yield Bond Fund

Investments in Securities	Balance as of May 31, 2010	Realized Gain	Change in Unrealized Appreciation / (Depreciation)	Net Purchases/(Sales)	Transfers in and/or (out) of Level 3	Balance as of August 31, 2010
Corporate Bonds	$2,230,500	$124,569	$15,439	$290,708	$7,727,209	$10,388,425
Convertible Corporate Bonds	-	-	-	100,000	-	100,000
Bank Loans	399,936	6,517	(24,675)	(19,168)	(362,610)	-
Preferred Stocks	-	-	(6,597)	203,635	-	197,038
Rights and Warrants	-	-	54,626	167,329	-	221,955
TOTAL	$2,630,436	$131,086	$38,793	$742,504	$7,364,599	$10,907,418

Stone Harbor Local Markets Fund

Investments in Securities	Balance as of May 31, 2010	Realized Gain	Change in Unrealized Appreciation	Net Purchases/(Sales)	Transfers in and/or (out) of Level 3	Balance as of August 31, 2010
Credit Linked Notes	$-	$-	$17,409	$5,694,307	$-	$5,711,716
TOTAL	$-	$-	$17,409	$5,694,307	$-	$5,711,716

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stone Harbor Investment Funds

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	November 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	November 1, 2010

By:	/s/ James J. Dooley
James J. Dooley
Treasurer, Chief Financial Officer/ Principal Financial Officer

Date:	November 1, 2010